Convertible Debentures and Conversion Feature Liability	9 Months Ended
Sep. 30, 2024
Convertible Debentures and Conversion Feature Liability [Abstract]
CONVERTIBLE DEBENTURES AND CONVERSION FEATURE LIABILITY

NOTE 8 — CONVERTIBLE DEBENTURES AND CONVERSION FEATURE LIABILITY

The following table summarizes the activity for the convertible debentures and conversion feature liability as of September 30, 2024:

	Convertible Debentures $	Conversion Feature Liability $	Warrant Liabilities $	Total $
Balance, December 31, 2023	—	—		—
Proceeds	4,545,000	—	—	4,545,000
Allocation of proceeds to conversion feature liability	(1,590,195)	1,590,195	—	—
Allocation of proceeds to warranty liabilities	(1,920,179)	—	1,920,179	—
Accretion	64,101	—	—	64,101
Accrued interest	8,716	—	—	8,716
Debt issuance costs	(104,569)	—	—	(104,569)
Revaluation of conversion feature liability	—	(174,930)	—	(174,930)
Revaluation of warrant liabilities	—	—	(124,155)	(124,155)
Balance, September 30, 2024	1,002,874	1,415,265	1,796,024	4,214,163

On September 24, 2024, the Company entered into Securities Purchase Agreements (“SPAs”) with various third party lenders for the issuance of convertible debentures (“Debentures”) and warrants to purchase 430,805 common shares of the Company at an exercise price of $10.55 per share until September 24, 2029 (“Debenture Warrants”) for $4,545,000.

The Debentures bear interest at 10% per annum, computed on the basis of a 360-day year and twelve 30-day months, and are due and payable with accrued interest thereon on September 24, 2026 (“Maturity Date”). At any time prior to the Maturity Date, the holder has the option to convert their Debenture and any accrued interest into common shares of the Company at a price of $10.55 (“Conversion Price”). Should the Company complete a Qualified Offering, being an offering of the Company’s securities for at least $10 million in aggregate gross proceeds in coordination with the simultaneous uplisting of the Company’s common shares onto a United States national securities exchange, the Debentures will automatically convert into the securities, including warrants, on the same terms as are applicable in the Qualified Offering at the lower of (i) the Conversion Price or (ii) the per security offering price in the Qualified Offering. If prior to the Maturity Date or the completion of a Qualified Offering, the last trading price of the Company’s common shares exceed 250% of the Conversion Price for 10 consecutive trading days, the Debentures and accrued interest will automatically convert into common shares of the Company at the Conversion Price.

Upon closing of a Qualified Offering, each Debenture Warrant holder will receive an additional 50% of warrants with identical terms as the Debenture Warrants. The exercise price of the Debenture Warrants are subject to adjustment upon the completion of a Qualified Offering to the lower of (i) the existing Debenture Warrant exercise price, (ii) the exercise price of any common share purchase warrants issued in the Qualified Offering, or (iii) if no common share purchase warrants are issued in the Qualified Offering, the closing price of the common shares on the Canadian Securities Exchange (as converted into U.S. dollars) immediately prior to the pricing news release of the Qualified Offering.

The holders of the Debenture Warrants may elect, if the Company does not have an effective registration statement registering or the prospectus contained therein is not available for the issuance of the Debenture Warrant shares to the holder, in lieu of exercising the Debenture Warrants for cash, a cashless exercise option to receive common shares equal to the fair value of the Debenture Warrants. The fair value is determined by multiplying the number of Debenture Warrants to be exercised by, the option of the Debenture Holder, (i) the previous day’s volume weighted average price (“VWAP”) of the common shares of the Company, (ii) the bid price of the common shares of the Company as of the time of the execution of the exercise notice, or (iii) the closing price of the common shares on the date of the exercise notice (“Elected Exercise Price”) less the exercise price with the difference divided by the Elected Exercise Price. On October 16, 2024, the Company’s registration statement restricting the Debenture Warrant holders ability to elect to cashless exercise their Debenture Warrants became effective.

If a Qualified Offering occurs or Debenture Warrant holder elects to exercise on a cashless basis, there will be variability in the number of shares issued per Debenture Warrant.

Each SPA also grants each lender a participation right up to September 24, 2025 whereby each lender will have the right to participate in up to 25% of any subsequent offering of the Company based on such lender’s pro rata portion of the SPAs.

The Company has determined that the conversion features meet the definition of a derivative in accordance with ASC 815 — Derivatives and hedging, and as a result has bifurcated the conversion features from the contract. As a result, the Company recorded the embedded derivative as a conversion feature liability on its consolidated balance sheets with a corresponding debt discount which is netted against the principal amount of the Debentures. The Company accretes the debt discount associated with the conversion feature liability to accretion expense over the term of the Debentures using the effective interest rate method. The conversion feature liability is initially measured at fair value and re-measured at the end of each reporting period with any changes in fair value reported on the consolidated statement of operations and comprehensive loss.

The Company incurred transaction costs of $459,360 in connection with the SPAs, of which $104,569 was allocated to the debt component of the Debentures and is being amortized over the term of the Debentures and $354,791 was expensed as general and administrative expenses.

The initial fair value of the conversion feature liability for the SPAs was determined to be $1,590,195 using the Black-Scholes Option Pricing model with the following assumptions:

Risk-free interest rate	3.49 – 4.78%
Dividend yield	—
Expected life	0.14 – 2.0 years
Volatility	79 – 91%
Probability of automatic conversion under qualified offering	70%
Probability of automatic conversion under accelerated offering	15%
Probability of voluntary conversion	15%

As of September 30, 2024, the fair value of the conversion feature liability for the SPAs was determined to be $1,415,265 using the Black-Scholes Option Pricing model with the following assumptions:

Risk-free interest rate	3.66 – 4.93%
Dividend yield	—
Expected life	0.13 – 1.98 years
Volatility	72 – 90%
Probability of automatic conversion under qualified offering	70%
Probability of automatic conversion under accelerated offering	15%
Probability of voluntary conversion	15%

During the nine months ended September 30, 2024 and 2023, the Company recognized interest expense of $8,716 and $0, respectively.

During the nine months ended September 30, 2024 and 2023, the Company recognized accretion of the debt discount of $64,101 and $0, respectively. During the nine months ended September 30, 2024, the Company recognized a gain on revaluation of conversion feature liability of $174,930 and $0, respectively.

As of September 30, 2024 and 2023, the principal and accrued interest owing to lenders was $4,553,716 and $0, respectively.

During the nine months ended September 30, 2024 and 2023, the Company recognized debt issuance costs relating to the convertible features and warrants of $354,791 and $0, respectively, on the consolidated statement of operations and comprehensive loss.